Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current, Federal	$ 1,222	$ 1,769	$ 1,021
Current, State	206	311	126
Current, Foreign	18	15	5
Deferred, Federal	261	24	(73)
Deferred, State	27	(18)	(39)
Deferred, Foreign	12	11	3
Provision for income taxes	$ 1,746	$ 2,112	$ 1,043